CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 586,955	$ 92,106	¥ 504,108
Restricted cash	35,831	5,623	70,601
Short-term investments	828,867	130,067	696,051
Accounts and notes receivable from third parties (net of allowance of RMB9,246 and RMB34,385 as of December 31, 2020 and 2021, respectively)	302,336	47,443	427,352
Accounts receivable from a related party (net of allowance of RMB61 and RMB368 as of December 31, 2020 and 2021, respectively)	320,939	50,362	609,094
Other receivables from related parties (net of allowance of RMB9 and RMB104 as of December 31, 2020 and 2021, respectively)	88,367	13,867	88,038
Inventories	576,351	90,442	439,375
Prepaid expenses and other current assets	156,127	24,500	87,280
Long-term deposits -current portion	50,000	7,846	10,000
Total current assets	2,945,773	462,256	2,931,899
Non-current assets
Prepaid expenses and other non-current assets	27,321	4,287	19,803
Property, plant and equipment, net	145,993	22,909	72,436
Deferred tax assets	35,304	5,540	14,189
Intangible assets, net	12,176	1,911	7,681
Right-of-use assets, net	18,425	2,891	20,529
Land use rights, net	61,722	9,686	62,982
Long-term deposits -non-current portion	30,000	4,708	50,000
Total non-current assets	330,941	51,932	247,620
Total assets	3,276,714	514,188	3,179,519
Current liabilities
Accounts and notes payable (including accounts and notes payable of the consolidated variable interest entities and their subsidiaries (“VIEs”) without recourse to the Company of RMB860,454 and RMB545,966 as of December 31, 2020 and 2021, respectively)	1,069,108	167,766	1,001,371
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Company of RMB109,162 and RMB89,303 as of December 31, 2020 and 2021, respectively)	99,632	15,634	112,613
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Company of RMB124,192 and RMB5,415 as of December 31, 2020 and 2021, respectively)	5,415	850	124,192
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Company of RMB298,856 and RMB284,830 as of December 31, 2020 and 2021, respectively)	365,718	57,390	335,488
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Company of RMB47,242 and RMB16,231 as of December 31, 2020 and 2021, respectively)	43,343	6,801	50,962
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the Company of RMB6,333 and RMB6,988 as of December 31, 2020 and 2021, respectively)	11,312	1,775	9,481
Total current liabilities	1,594,528	250,216	1,634,107
Non-current liabilities
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Company of RMB3,400 and RMB7,558 as of December 31, 2020 and 2021, respectively)	7,558	1,186	3,400
Long-term borrowing	16,105	2,527
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Company of RMB6,484 and RMB4,571 as of December 31, 2020 and 2021, respectively)	7,596	1,192	11,693
Total non-current liabilities	31,259	4,905	15,093
Total liabilities	1,625,787	255,121	1,649,200
Commitments and contingencies (Note 21)
Shareholders’ equity
Treasury stock	(66,668)	(10,462)	(54,600)
Additional paid-in capital	1,337,281	209,849	1,278,004
Retained earnings	449,900	70,599	363,051
Accumulated other comprehensive loss	(73,120)	(11,474)	(59,384)
Total equity attributable to shareholders of Viomi Technology Co., Ltd (the "Company")	1,647,405	258,514	1,527,083
Non-controlling interests	3,522	553	3,236
Total shareholders’ equity	1,650,927	259,067	1,530,319
Total liabilities and shareholders’ equity	3,276,714	514,188	3,179,519
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	6	1	6
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	¥ 6	$ 1	¥ 6